Report Of The Directors Financial Review Risk Report - IFRS 9 ECL sensitivity to future economic conditions (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	£ (269,168)	£ (255,421)
UK | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(143,037)	(142,450)
UK | Gross carrying/nominal amount | Retail
Disclosure of financial assets [line items]
Financial assets	(2,037)	(2,007)
UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	84	104
UK | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	7	5
France | Gross carrying/nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(148,417)	(120,955)
France | Gross carrying/nominal amount | Retail
Disclosure of financial assets [line items]
Financial assets	(18,987)	(18,295)
France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	94	98
France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	87	91
Central scenario | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	64	90
Central scenario | UK | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	6	4
Central scenario | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	87	89
Central scenario | France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	86	91
Upside scenario | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	51	71
Upside scenario | UK | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	6	4
Upside scenario | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	77	78
Upside scenario | France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	84	91
Consensus downside scenario | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	91	109
Consensus downside scenario | UK | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	7	5
Consensus downside scenario | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	104	120
Consensus downside scenario | France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	88	92
Downside 2 scenario | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	271	189
Downside 2 scenario | UK | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	12	10
Downside 2 scenario | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	124	138
Downside 2 scenario | France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	£ 92	£ 93